Share Capital and Share Premium - Summary of Share Capital and Share Premium (Details) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 1,299	£ 1,289	£ 1,272
Share premium	79,541	79,426	79,236
Share capital and share premium	£ 80,840	£ 80,715	£ 80,508
Number of shares issued	32,479	32,226	31,811
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	32,479	32,226	31,811